Derivative financial instruments - Income (loss) recorded in comprehensive income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Income tax effect	$ (8,544)	$ (4,088)	$ (4,217)	$ (11,752)
Net gain on derivatives, net of tax	54,185	28,613	22,619	82,261
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges:	58,408	31,527	20,854	91,672
Derivative premium and amortization
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges:	$ 4,321	$ 1,174	$ 5,982	$ 2,341